Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments under operating leases are as follows:

2018	34
2019	29
2020	24
2021	15
2022	9
Thereafter	21

Total future minimum leases payments	132